Preferred Stock (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 02, 2013	Dec. 31, 2000	Jan. 31, 2013	Dec. 31, 2005
Preferred Units [Line Items]
Preferred shares issued	1,000	1,000
Liquidation preference per share	$ 100,000	$ 100,000
Noncontrolling interest, subsidiary preferred stock	$ 300,000	$ 300,000
Stock Issued During Period Value New Issues		95,624,000
Proceeds from issuance of preferred stock	0	95,624,000	0
Acquired noncontrolling interest		174,000
Class A Preferred Stock [Member] | First Tennessee Bank National Association [Member]
Preferred Units [Line Items]
Noncontrolling interest, subsidiary preferred stock	294,800,000	294,800,000
Class A Preferred Stock [Member] | First Horizon Preferred Funding III Inc [Member]
Preferred Units [Line Items]
Stock Issued During Period Value New Issues				100,000
Class A Preferred Stock [Member] | First Horizon Preferred Lending IV [Member]
Preferred Units [Line Items]
Acquired noncontrolling interest		200,000
Preferred Class B [Member] | FT Real Estate Securities Company, Inc. [Member]
Preferred Units [Line Items]
Percentage of cumulative preferred stock					9.50%
Liquidation preference per share					$ 1,000,000
Stock Issued During Period Shares New Issues					50
Debt instrument maturity date					Mar. 31, 2031
Preferred Class B [Member] | Noncontrolling Interest [Member]
Preferred Units [Line Items]
Stock Issued During Period Shares New Issues					47
Series A Preferred Stock [Member] | Fhn [Member]
Preferred Units [Line Items]
Preferred shares issued						1,000
Percentage of cumulative preferred stock						6.20%
Proceeds from issuance of preferred stock						96,000,000
Value of depositary share						0.025%
Aggregate liquidation preference						$ 100,000,000
Noncumulative Preferred Stock [Member] | First Tennessee Bank National Association [Member]
Preferred Units [Line Items]
Liquidation preference per share							$ 1,000
Stock Issued During Period Shares New Issues							300,000
Preferred stock dividends, variable rate basis, three month LIBOR							three month LIBOR
Declared And Accrued Preferred Stock Basis Spread on Variable Rate							0.85%
Declared And Accrued Preferred Stock Dividend Fixed Rate							3.75%